Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt outstanding	$ 460,878	$ 374,300
Deferred financing costs	(1,766)	(962)
Total debt, net of deferred financing costs	459,112	373,338
Current portion of long-term debt	45,032	27,700
Long-term debt, net of current portion and deferred financing costs	414,080	345,638
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	270,000	290,700
[BremerLandesbankLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	29,200	32,800
[DeutscheBankAgLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	33,400	35,800
[CreditAgricoleCorporateAndInvestmentBankMember]
Debt Instrument [Line Items]
Total debt outstanding	14,000	15,000
[ExportImportBankOfChinaAndDnbBankAsaLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	69,054
[NordeaBankFinlandPlcLoanFacilityMember]
Debt Instrument [Line Items]
Total debt outstanding	$ 45,224